Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurement, carrying amounts:
Pre-tax exposure to foreign currency exchange risk
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 414,683 $ 20,734
Short-term investments USD 886,020 44,301
Accounts receivable USD 136,246 6,812
Accounts payable and accrued liabilities USD (176,746) (8,837)
Net foreign currency derivatives USD (48,251) (71,836)

Counterparty credit risk, as represented by the carrying amount of the financial assets	2022 2021 Cash and cash equivalents $ 1,143,674 $ 1,247,447 Short-term investments 1,138,174 84,906 Accounts receivable [note 7] 178,088 272,220 Derivative assets [note 11] 2,807 32,098
Exposure to credit risk for trade receivables	Carrying value Investment grade credit rating $ 139,708 Non-investment grade credit rating 27,980 Total gross carrying amount $ 167,688 Loss allowance - Net $ 167,688
Aged trade receivables	Corporate Other customers customers Total Current (not past due) $ 166,361 $ 398 166,759 1-30 days past due 639 171 810 More than 30 days past due 99 20 119 Total $ 167,099 $ 589 167,688
Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2022:
Outstanding and
Total amount

committed

Amount available
Unsecured revolving credit facility [note 14] $ 1,000,000 $ - $ 1,000,000
Letter of credit facilities [note 14] 1,756,754 1,593,379 163,375

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 374,714 $ 374,714 $ 374,714 $ - $ - $ -
Long-term debt 997,000 1,000,000 - 500,000 400,000 100,000
Foreign currency contracts 51,058 51,058 23,476 27,582 - -
Interest rate contracts 7,284 7,284 2,437 2,987 1,860 -
Lease obligation [note 15] 9,287 10,314 2,681 2,595 1,718 3,320
Total contractual repayments $ 1,439,343 $ 1,443,370 $ 403,308 $ 533,164 $ 403,578 $ 103,320
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 192,225 $ 37,840 $ 44,255 $ 33,780 $ 76,350

Carrying amounts and accounting classifications
At December 31, 2022
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,143,674 $ 1,143,674
Short-term investments - 1,138,174 1,138,174
Accounts receivable [note 7] - 183,944 183,944
Derivative assets [note 11]
Foreign currency contracts 2,807 - 2,807
$ 2,807 $ 2,465,792 $ 2,468,599
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 374,714 $ 374,714
Lease obligation [note 15] - 9,287 9,287
Derivative liabilities [note 15]
Foreign currency contracts 51,058 - 51,058
Interest rate contracts 7,284 - 7,284
Long-term debt [note 14] - 997,000 997,000
58,342 1,381,001 1,439,343
Net $ (55,535) $ 1,084,791 $ 1,029,256
At December 31, 2021
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,247,447 $ 1,247,447
Short-term investments - 84,906 84,906
Accounts receivable [note 7] - 276,139 276,139
Derivative assets [note 11]
Foreign currency contracts 31,534 - 31,534
Interest rate contracts 564 - 564
$ 32,098 $ 1,608,492 $ 1,640,590
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 340,458 $ 340,458
Lease obligation [note 15] - 4,872 4,872
Derivative liabilities [note 15]
Foreign currency contracts 3,760 - 3,760
Interest rate contracts 1,237 - 1,237
Long-term debt [note 14] - 996,250 996,250
4,997 1,341,580 1,346,577
Net $ 27,101 $ 266,912 $ 294,013

Cumulative gain or loss and fair value at derecognition of equity investments in equity instruments
Fair Value Gain (loss)
Investment in Denison Mines Corp. $ 34,827 $ 15,257
Investment in UEX Corporation 19,605 8,758
Investment in ISO Energy Ltd. 10,756 8,078
Investment in GoviEx 3,558 2,996
Other 265 (750)
$ 69,011 $ 34,339

Fair value of derivative instruments and classification
2022 2021
Non-hedge derivatives:
Foreign currency contracts $ (48,251) $ 27,774
Interest rate contracts (7,284) (673)
Net $ (55,535) $ 27,101
Classification:
Current portion of long-term receivables, investments and other [note 11] $ 1,331 $ 22,652
Long-term receivables, investments and other [note 11] 1,476 9,446
Current portion of other liabilities [note 15] (25,913) (378)
Other liabilities [note 15] (32,429) (4,619)
Net $ (55,535) $ 27,101

Carrying amounts and level 2 fair value measurement
As at December 31, 2022
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 2,807 $ 2,807
Derivative liabilities [note 15]
Foreign currency contracts (51,058) (51,058)
Interest rate contracts (7,284) (7,284)
Long-term debt [note 14] (997,000) (1,014,010)
Net

$ (1,052,535) $ (1,069,545)
As at December 31, 2021
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 31,534 $ 31,534
Interest rate contracts 564 564
Derivative liabilities [note 15]
Foreign currency contracts (3,760) (3,760)
Interest rate contracts (1,237) (1,237)
Long-term debt [note 14] (996,250) (1,103,978)
Net $ (969,149) $ (1,076,877)

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2022 2021
Non-hedge derivatives:
Foreign currency contracts $ (66,360) $ 13,202
Interest rate contracts (6,589) (673)
Net $ (72,949) $ 12,529